PRINCIPAL ACCOUNTING POLICIES - Impairment of long-lived assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Impairment, long-lived asset, held-for-use	¥ 0	¥ 0	¥ 0